Shareholder Report, Average Annual Return (Details) 192249_FIS Christian Stock Fund_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	May 31, 2026	May 31, 2026
FIS Christian Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Christian Stock Fund NAV
Average Annual Return, Percent	20.71%	9.35%
MSCI WORLD Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD Index Net (USD)
Average Annual Return, Percent	27.49%	13.08%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	30.27%	12.93%